UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-08876

Investment Company Act File Number

Senior Debt Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Senior Debt Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Interests — 121.5%(1)

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 2.2%
Booz Allen Hamilton Inc.
Term Loan, Maturing July 31, 2019(2)		3,250	$3,217,500
DAE Aviation Holdings, Inc.
Term Loan, 5.45%, Maturing July 31, 2014		8,736	8,736,048
Term Loan, 5.45%, Maturing July 31, 2014		7,267	7,266,774
Ducommun Incorporated
Term Loan, 5.50%, Maturing June 28, 2017		1,535	1,538,336
IAP Worldwide Services, Inc.
Term Loan, 9.25%, Maturing December 28, 2012		5,338	4,572,567
Sequa Corporation
Term Loan, 3.72%, Maturing December 3, 2014		7,381	7,286,894
TASC, Inc.
Term Loan, 4.50%, Maturing December 18, 2015		2,156	2,132,769
Transdigm, Inc.
Term Loan, 4.00%, Maturing February 14, 2017		2,114	2,119,661
Term Loan, 4.00%, Maturing February 14, 2017		16,247	16,300,155
Wesco Aircraft Hardware Corp.
Term Loan, 4.25%, Maturing April 7, 2017		1,015	1,016,161
Wyle Services Corporation
Term Loan, 5.00%, Maturing March 27, 2017		1,781	1,767,953

			$55,954,818

Air Transport — 0.2%
Evergreen International Aviation, Inc.
Term Loan, 11.50%, Maturing June 30, 2015		2,424	$2,236,156
Orbitz Worldwide Inc.
Term Loan, 3.25%, Maturing July 25, 2014		4,189	4,031,831

			$6,267,987

Automotive — 5.8%
Allison Transmission, Inc.
Term Loan, 2.75%, Maturing August 7, 2014		14,775	$14,754,094
Autoparts Holdings Limited
Term Loan, 6.50%, Maturing July 28, 2017		1,216	1,183,897
Chrysler Group LLC
Term Loan, 6.00%, Maturing May 24, 2017		29,467	29,978,482
Delphi Corporation
Term Loan, 3.50%, Maturing March 31, 2017		1,504	1,507,981
Federal-Mogul Corporation
Term Loan, 2.18%, Maturing December 29, 2014		12,872	12,270,275
Term Loan, 2.19%, Maturing December 28, 2015		7,475	7,126,071
Financiere Truck Investissement SAS
Term Loan, 0.00%, Maturing February 15, 2013(3)	GBP	442	645,871
Term Loan, 2.57%, Maturing February 15, 2013	EUR	634	726,840
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019		28,075	27,808,288
HHI Holdings LLC
Term Loan, 7.00%, Maturing March 21, 2017		6,445	6,477,146

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Metaldyne Company LLC
Term Loan, 5.25%, Maturing May 18, 2017	11,263	$11,270,147
Remy International, Inc.
Term Loan, 6.25%, Maturing December 16, 2016	2,404	2,405,489
SRAM, LLC
Term Loan, 4.78%, Maturing June 7, 2018	3,554	3,560,596
Term Loan - Second Lien, 8.50%, Maturing December 7, 2018	2,000	2,015,000
Tomkins LLC
Term Loan, 4.25%, Maturing September 29, 2016	9,347	9,390,436
TriMas Corporation
Term Loan, 4.25%, Maturing June 21, 2017	2,952	2,951,722
UCI International, Inc.
Term Loan, 5.50%, Maturing July 26, 2017	958	965,683
Veyance Technologies, Inc.
Term Loan, 2.50%, Maturing July 31, 2014	1,060	1,026,700
Term Loan, 2.50%, Maturing July 31, 2014	7,398	7,168,098
Term Loan, 5.50%, Maturing July 31, 2014	2,893	2,871,054
Term Loan - Second Lien, 6.00%, Maturing July 31, 2015	5,000	4,675,000

		$150,778,870

Beverage and Tobacco — 0.0%(4)
Maine Beverage Company
Term Loan, 2.21%, Maturing March 31, 2013	208	$204,455

		$204,455

Building and Development — 1.8%
401 North Wabash Venture LLC
Term Loan, 6.75%, Maturing August 1, 2013	3,142	$3,142,273
Armstrong World Industries, Inc.
Term Loan, 4.00%, Maturing March 9, 2018	4,704	4,694,646
Forestar Real Estate Group Inc.
Revolving Loan, 0.49%, Maturing August 6, 2013(3)	666	626,180
Term Loan, 6.50%, Maturing August 6, 2015	6,106	5,892,416
Goodman Global Inc.
Term Loan, 5.75%, Maturing October 28, 2016	8,677	8,703,863
Panolam Industries International, Inc.
Term Loan, 8.25%, Maturing December 31, 2013	2,872	2,843,308
Preferred Proppants, LLC
Term Loan, 7.50%, Maturing December 15, 2016	6,425	6,071,843
RE/MAX International, Inc.
Term Loan, 5.50%, Maturing April 15, 2016	3,926	3,926,462
Realogy Corporation
Term Loan, 3.25%, Maturing October 10, 2013	150	143,904
Summit Materials Companies I, LLC
Term Loan, 6.00%, Maturing January 30, 2019	1,247	1,254,668
The Woodlands Land Development Company L.P.
Term Loan, 5.00%, Maturing March 7, 2014	4,815	4,742,593
Tishman Speyer U.S. Office, Inc.
Term Loan, Maturing January 8, 2014(2)	4,925	4,900,375

		$46,942,531

Business Equipment and Services — 10.6%
ACCO Brands Corporation
Term Loan, 4.25%, Maturing April 30, 2019	1,294	$1,298,351
Acosta, Inc.
Term Loan, 5.75%, Maturing March 1, 2018	3,668	3,686,654

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 5.75%, Maturing March 1, 2018	14,535	$14,589,078
Advantage Sales & Marketing, Inc.
Term Loan, 5.25%, Maturing December 18, 2017	15,084	15,053,641
Affinion Group, Inc.
Term Loan, 5.00%, Maturing July 15, 2015	11,853	10,420,591
Allied Security Holdings, LLC
Term Loan, 5.25%, Maturing February 3, 2017	1,383	1,379,044
Altegrity, Inc.
Term Loan, 7.75%, Maturing February 20, 2015	1,510	1,506,515
Term Loan, 3.00%, Maturing February 21, 2015	1,390	1,318,646
BAR/BRI Review Courses, Inc.
Term Loan, 6.00%, Maturing June 16, 2017	4,475	4,469,401
Brand Energy & Infrastructure Services, Inc.
Term Loan, 2.50%, Maturing February 7, 2014	992	934,429
Term Loan, 3.73%, Maturing February 7, 2014	1,075	1,018,167
Brickman Group Holdings Inc.
Term Loan, 5.50%, Maturing October 14, 2016	13,540	13,590,458
Brock Holdings III, Inc.
Term Loan, 6.01%, Maturing March 16, 2017	2,874	2,881,450
Catalina Marketing Corporation
Term Loan, 3.00%, Maturing October 1, 2014	992	961,996
ClientLogic Corporation
Term Loan, 7.21%, Maturing January 30, 2017	3,293	3,045,881
Corporate Executive Board Company, The
Term Loan, Maturing July 2, 2019(2)	2,050	2,060,250
DynCorp International LLC
Term Loan, 6.25%, Maturing July 7, 2016	2,091	2,088,320
Education Management LLC
Term Loan, 4.50%, Maturing June 1, 2016	4,986	4,247,843
Term Loan, 8.25%, Maturing March 29, 2018	10,073	9,657,159
EIG Investors Corp.
Term Loan, 7.75%, Maturing April 20, 2018	7,000	6,991,250
Expert Global Solutions, Inc.
Term Loan, 8.00%, Maturing April 3, 2018	9,177	9,219,058
Genesys Telecom Holdings, U.S., Inc.
Term Loan, 6.75%, Maturing January 31, 2019	1,646	1,658,219
Go Daddy Operating Company, LLC
Term Loan, 5.50%, Maturing December 17, 2018	8,209	8,127,228
IMS Health Incorporated
Term Loan, 4.50%, Maturing August 25, 2017	4,043	4,050,871
KAR Auction Services, Inc.
Term Loan, 5.00%, Maturing May 19, 2017	11,682	11,766,879
Kronos, Inc.
Term Loan, 5.22%, Maturing June 9, 2017	5,422	5,438,040
Term Loan, 6.25%, Maturing December 28, 2017	2,164	2,173,593
Term Loan - Second Lien, 10.46%, Maturing June 11, 2018	2,500	2,525,000
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016	4,612	4,568,981
Meritas LLC
Term Loan, 7.50%, Maturing July 28, 2017	2,160	2,154,600
Mitchell International, Inc
Term Loan - Second Lien, 5.75%, Maturing March 30, 2015	1,000	982,500
Monitronics International Inc
Term Loan, 5.50%, Maturing March 16, 2018	2,269	2,289,169

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Quintiles Transnational Corp.
Term Loan, 5.00%, Maturing June 8, 2018		22,300	$22,348,948
Sabre, Inc.
Term Loan, 2.25%, Maturing September 30, 2014		17,549	17,180,291
Sensus USA Inc.
Term Loan, 4.75%, Maturing May 9, 2017		1,926	1,926,828
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		2,000	2,003,750
Softlayer Technologies, Inc.
Term Loan, 7.25%, Maturing November 5, 2016		1,404	1,407,134
SunGard Data Systems, Inc.
Term Loan, 3.94%, Maturing February 26, 2016		24,078	24,128,561
Term Loan, 4.00%, Maturing February 28, 2017		10,961	10,968,052
SymphonyIRI Group, Inc.
Term Loan, 5.00%, Maturing December 1, 2017		916	912,316
Trans Union, LLC
Term Loan, 5.50%, Maturing February 12, 2018		11,339	11,438,556
Travelport LLC
Term Loan, 4.96%, Maturing August 21, 2015		2,922	2,679,199
Term Loan, 4.96%, Maturing August 21, 2015		5,549	5,086,807
Term Loan, 4.96%, Maturing August 21, 2015		9,092	8,335,106
Term Loan, 5.06%, Maturing August 21, 2015	EUR	740	822,022
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		350	350,011
Term Loan, 6.00%, Maturing July 28, 2017		2,284	2,286,405
West Corporation
Term Loan, 4.50%, Maturing July 15, 2016		1,809	1,806,638
Term Loan, 4.59%, Maturing July 15, 2016		5,146	5,139,991

			$274,973,877

Cable and Satellite Television — 4.1%
Atlantic Broadband Finance, LLC
Term Loan, 5.25%, Maturing April 4, 2019		6,525	$6,565,781
Term Loan - Second Lien, 9.75%, Maturing October 4, 2019		2,000	2,100,000
BBHI Acquisition LLC
Term Loan, 4.50%, Maturing December 14, 2017		2,733	2,748,182
Bragg Communications Incorporated
Term Loan, 4.00%, Maturing February 28, 2018		1,047	1,048,684
Cequel Communications, LLC
Term Loan, 4.00%, Maturing February 14, 2019		25,536	25,314,552
Charter Communications Operating, LLC
Term Loan, 3.50%, Maturing September 6, 2016		2,668	2,663,263
Term Loan, 4.00%, Maturing May 15, 2019		10,997	11,000,946
Crown Media Holdings, Inc.
Term Loan, 5.75%, Maturing July 14, 2018		1,383	1,386,123
CSC Holdings, Inc.
Term Loan, 2.00%, Maturing March 29, 2016		7,043	7,008,079
Kabel Deutschland GMBH
Term Loan, 4.25%, Maturing February 1, 2019		2,825	2,822,254
Lavena Holdings 4 GmbH
Term Loan, 2.95%, Maturing March 6, 2015	EUR	3,467	3,685,644
Term Loan, 3.32%, Maturing March 4, 2016	EUR	3,467	3,685,644
MCC Iowa LLC
Term Loan, 1.95%, Maturing January 30, 2015		1,857	1,819,925
Mediacom Broadband LLC
Term Loan, 4.50%, Maturing October 23, 2017		3,308	3,299,231

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Mediacom Illinois, LLC
Term Loan, 1.95%, Maturing January 30, 2015		5,695	$5,524,038
Mediacom LLC
Term Loan, 4.50%, Maturing October 23, 2017		2,869	2,850,130
UPC Broadband Holding B.V.
Term Loan, 4.13%, Maturing December 31, 2016	EUR	7,221	8,788,362
UPC Financing Partnership
Term Loan, 3.75%, Maturing December 30, 2016		453	448,817
Term Loan, 3.75%, Maturing December 29, 2017		11,593	11,498,590
Term Loan, 4.75%, Maturing December 29, 2017		2,500	2,506,250

			$106,764,495

Chemicals and Plastics — 5.3%
Ashland, Inc.
Term Loan, 3.75%, Maturing August 23, 2018		2,357	$2,369,408
AZ Chem US Inc.
Term Loan, 7.25%, Maturing December 22, 2017		3,001	3,023,645
Chemtura Corp
Term Loan, 5.50%, Maturing August 27, 2016		2,600	2,617,064
Emerald Performance Materials, LLC
Term Loan, 6.75%, Maturing May 18, 2018		5,550	5,536,125
General Chemical Corporation
Term Loan, 5.00%, Maturing October 6, 2015		1,194	1,190,386
Harko C.V.
Term Loan, 5.75%, Maturing August 2, 2017		1,514	1,514,823
Houghton International, Inc.
Term Loan, 6.75%, Maturing January 29, 2016		4,959	4,980,510
Huntsman International, LLC
Term Loan, 2.84%, Maturing April 19, 2017		3,503	3,481,782
Ineos US Finance LLC
Term Loan, 6.50%, Maturing May 4, 2018		30,149	29,605,662
Momentive Performance Materials GmbH
Term Loan, 3.66%, Maturing May 5, 2015	EUR	2,805	3,210,219
Momentive Performance Materials Inc.
Term Loan, 3.75%, Maturing May 29, 2015		1,746	1,661,980
Momentive Performance Materials USA Inc.
Term Loan, 3.75%, Maturing May 5, 2015		5,796	5,560,406
Momentive Specialty Chemicals Inc.
Term Loan, 4.00%, Maturing May 5, 2015		4,686	4,580,748
Term Loan, 4.25%, Maturing May 5, 2015		2,080	2,033,259
Term Loan, 4.25%, Maturing May 5, 2015		3,800	3,648,000
Term Loan, 4.40%, Maturing May 5, 2015	EUR	716	850,078
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		266	266,912
Omnova Solutions Inc.
Term Loan, 5.50%, Maturing May 31, 2017		7,302	7,347,730
PolyOne Corp.
Term Loan, 5.00%, Maturing December 20, 2017		5,158	5,187,939
Schoeller Arca Systems Holding B.V.
Term Loan, 5.17%, Maturing November 16, 2015	EUR	289	248,949
Term Loan, 5.17%, Maturing November 16, 2015	EUR	824	709,799
Term Loan, 5.17%, Maturing November 16, 2015	EUR	887	763,812
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		1,505	1,512,503

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Styron S.A.R.L., LLC
Term Loan, 6.08%, Maturing August 2, 2017	6,994	$6,530,181
Taminco Global Chemical Corporation
Term Loan, 5.25%, Maturing February 15, 2019	3,993	4,009,967
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.25%, Maturing February 8, 2018	1,746	1,716,739
Term Loan, 4.25%, Maturing February 8, 2018	6,404	6,291,509
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017	26,766	26,643,676

		$137,093,811

Clothing/Textiles — 0.3%
Ascena Retail Group, Inc.
Term Loan, 4.75%, Maturing June 14, 2018	3,375	$3,382,735
Warnaco Inc.
Term Loan, 3.75%, Maturing June 15, 2018	1,436	1,439,089
Wolverine Worldwide, Inc.
Term Loan, Maturing June 26, 2019(2)	2,125	2,136,953

		$6,958,777

Conglomerates — 2.2%
Jason Incorporated
Term Loan, 8.25%, Maturing September 21, 2014	568	$571,294
Term Loan, 7.75%, Maturing September 22, 2014	571	574,320
Term Loan, 8.25%, Maturing September 22, 2014	228	228,233
Rexnord Corporation
Term Loan, 5.00%, Maturing April 2, 2018	16,629	16,761,584
RGIS Services, LLC
Term Loan, 4.71%, Maturing October 18, 2016	4,984	4,859,144
Term Loan, 5.50%, Maturing October 18, 2017	4,913	4,888,124
Rocket Software, Inc.
Term Loan, 7.00%, Maturing February 8, 2018	3,139	3,127,465
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	1,000	995,000
Spectrum Brands, Inc.
Term Loan, 5.00%, Maturing June 17, 2016	5,135	5,161,890
Walter Energy, Inc.
Term Loan, 4.00%, Maturing April 2, 2018	19,760	19,562,386

		$56,729,440

Containers and Glass Products — 2.6%
Berry Plastics Corporation
Term Loan, 2.25%, Maturing April 3, 2015	17,625	$17,264,020
BWAY Corporation
Term Loan, 4.50%, Maturing February 23, 2018	894	893,884
Term Loan, 4.50%, Maturing February 23, 2018	8,866	8,869,556
Hilex Poly Co. LLC
Term Loan, 11.25%, Maturing November 16, 2015	1,184	1,207,986
Pelican Products, Inc.
Term Loan, 7.00%, Maturing July 11, 2018	5,500	5,493,125
Reynolds Group Holdings Inc.
Term Loan, 6.50%, Maturing February 9, 2018	12,476	12,615,998
Term Loan, 6.50%, Maturing August 9, 2018	13,185	13,354,271
Sealed Air Corporation
Term Loan, 4.75%, Maturing October 3, 2018	735	745,477
TricorBraun, Inc.
Term Loan, 5.50%, Maturing May 3, 2018	6,575	6,591,438

		$67,035,755

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Cosmetics/Toiletries — 0.7%
Bausch & Lomb, Inc.
Term Loan, 5.25%, Maturing May 17, 2019	14,875	$14,906,610
Huish Detergents, Inc.
Term Loan, 2.25%, Maturing April 25, 2014	1,858	1,760,804
Prestige Brands, Inc.
Term Loan, 5.27%, Maturing January 31, 2019	1,164	1,175,189

		$17,842,603

Drugs — 0.7%
Aptalis Pharma, Inc.
Term Loan, 5.50%, Maturing February 10, 2017	2,494	$2,459,461
Term Loan, 5.50%, Maturing February 10, 2017	4,900	4,806,449
Capsugel Holdings US, Inc.
Term Loan, 5.25%, Maturing August 1, 2018	2,183	2,197,484
Endo Pharmaceuticals Holdings Inc.
Term Loan, 4.00%, Maturing June 18, 2018	758	761,169
Warner Chilcott Company, LLC
Term Loan, 4.25%, Maturing March 15, 2018	1,847	1,849,640
Warner Chilcott Corporation
Term Loan, 4.25%, Maturing March 15, 2018	3,694	3,699,279
WC Luxco S.a.r.l.
Term Loan, 4.25%, Maturing March 15, 2018	2,540	2,543,255

		$18,316,737

Ecological Services and Equipment — 0.0%(4)
Envirotest Systems Holding Corp.
Term Loan - Second Lien, 15.50%, Maturing March 31, 2017(5)	57	$58,814
Safety Kleen (SK Holdings)
Term Loan, 5.00%, Maturing February 17, 2017	994	987,815

		$1,046,629

Electronics/Electrical — 9.0%
Aeroflex Incorporated
Term Loan, 5.75%, Maturing May 9, 2018	10,989	$10,762,317
Aspect Software, Inc.
Term Loan, 6.25%, Maturing May 6, 2016	5,274	5,230,920
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017	16,325	16,327,547
Cinedigm Digital Funding I, LLC
Term Loan, 5.25%, Maturing April 29, 2016	1,103	1,100,732
CommScope, Inc.
Term Loan, 4.25%, Maturing January 12, 2018	13,420	13,432,253
Dealer Computer Services, Inc.
Term Loan, 3.75%, Maturing April 20, 2018	3,764	3,759,723
DG FastChannel, Inc.
Term Loan, 5.75%, Maturing July 26, 2018	8,473	8,430,641
Eagle Parent, Inc.
Term Loan, 5.00%, Maturing May 16, 2018	8,447	8,409,219
Edwards (Cayman Islands II) Limited
Term Loan, 5.50%, Maturing May 31, 2016	2,150	2,146,869
Term Loan, 5.50%, Maturing May 31, 2016	2,665	2,662,083
FCI International
Term Loan, 3.72%, Maturing November 1, 2013	391	386,283
Term Loan, 3.72%, Maturing November 1, 2013	391	386,283

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Term Loan, 3.72%, Maturing November 1, 2013	406	$401,240
Term Loan, 3.72%, Maturing November 1, 2013	406	401,240
Term Loan, 3.72%, Maturing November 1, 2013	1,573	1,555,833
Freescale Semiconductor, Inc.
Term Loan, 4.50%, Maturing December 1, 2016	10,834	10,210,755
InfoGroup Inc.
Term Loan, 5.75%, Maturing May 25, 2018	2,652	2,320,730
Lawson Software Inc.
Term Loan, 6.25%, Maturing April 5, 2018	27,107	27,399,304
Magic Newco LLC
Term Loan, 7.25%, Maturing December 12, 2018	5,225	5,164,588
Microsemi Corporation
Term Loan, 4.00%, Maturing February 2, 2018	7,850	7,820,795
NeuStar, Inc.
Term Loan, 5.00%, Maturing November 8, 2018	2,581	2,590,177
Nxp B.V.
Term Loan, 4.50%, Maturing March 3, 2017	11,925	11,805,316
Term Loan, 5.50%, Maturing March 3, 2017	2,754	2,762,221
Term Loan, 5.25%, Maturing March 19, 2019	4,264	4,258,982
Open Solutions, Inc.
Term Loan, 2.58%, Maturing January 23, 2014	5,283	5,055,449
Rovi Solutions Corporation
Term Loan, 4.00%, Maturing March 29, 2019	9,177	8,889,989
SafeNet Inc.
Term Loan, 2.75%, Maturing April 12, 2014	2,717	2,673,235
Semtech Corp
Term Loan, 4.25%, Maturing March 20, 2017	1,072	1,075,663
Sensata Technologies Finance Company, LLC
Term Loan, 4.00%, Maturing May 11, 2018	9,841	9,836,105
Serena Software, Inc.
Term Loan, 4.25%, Maturing March 10, 2016	10,397	10,163,035
Term Loan, 5.00%, Maturing March 10, 2016	900	903,375
Shield Finance Co S.A.R.L.
Term Loan, 6.50%, Maturing May 10, 2019	4,100	4,100,000
SkillSoft Corporation
Term Loan, 6.50%, Maturing May 26, 2017	695	701,263
Term Loan, 6.50%, Maturing May 26, 2017	2,933	2,960,063
Sophia, L.P.
Term Loan, 6.25%, Maturing July 19, 2018	3,591	3,628,705
Spansion LLC
Term Loan, 4.75%, Maturing February 9, 2015	1,092	1,099,291
SS&C Technologies Inc.
Term Loan, 5.00%, Maturing June 7, 2019	1,034	1,031,656
Term Loan, 5.00%, Maturing June 7, 2019	9,991	9,978,977
Sunquest Information Systems, Inc.
Term Loan, 6.55%, Maturing December 16, 2016	2,648	2,648,250
VeriFone Inc.
Term Loan, 4.25%, Maturing December 28, 2018	4,801	4,815,878
Vertafore, Inc.
Term Loan, 5.25%, Maturing July 29, 2016	9,053	9,054,740
Web.com Group, Inc.
Term Loan, 7.00%, Maturing October 27, 2017	5,592	5,560,669

		$233,902,394

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Equipment Leasing — 1.2%
BakerCorp International, Inc.
Term Loan, 4.75%, Maturing June 1, 2018	8,378	$8,367,733
Delos Aircraft Inc.
Term Loan, 4.75%, Maturing April 12, 2016	4,450	4,488,938
Flying Fortress Inc.
Term Loan, 5.00%, Maturing June 30, 2017	17,400	17,530,500

		$30,387,171

Farming/Agriculture — 0.1%
Wm. Bolthouse Farms, Inc.
Term Loan, 5.75%, Maturing February 11, 2016	1,442	$1,445,722

		$1,445,722

Financial Intermediaries — 4.8%
Asset Acceptance Capital Corp.
Term Loan, 8.75%, Maturing November 14, 2017	8,300	$8,341,961
CB Richard Ellis Services, Inc.
Term Loan, 3.50%, Maturing March 5, 2018	1,757	1,747,760
Term Loan, 3.75%, Maturing September 4, 2019	892	887,952
Citco III Limited
Term Loan, 5.50%, Maturing June 29, 2018	9,737	9,651,828
First Data Corporation
Term Loan, 3.00%, Maturing September 24, 2014	4,274	4,152,445
Term Loan, 3.00%, Maturing September 24, 2014	7,004	6,804,406
Term Loan, 3.00%, Maturing September 24, 2014	12,489	12,161,291
Term Loan, 4.25%, Maturing March 23, 2018	4,755	4,447,125
Grosvenor Capital Management Holdings, LLP
Term Loan, 2.25%, Maturing December 5, 2013	1,266	1,215,366
Term Loan, 4.25%, Maturing December 5, 2016	1,308	1,286,948
Hamilton Lane Advisors, LLC
Term Loan, 6.50%, Maturing February 23, 2018	4,888	4,888,125
Harbourvest Partners, LLC
Term Loan, 6.25%, Maturing December 16, 2016	2,149	2,148,969
iPayment, Inc.
Term Loan, 5.75%, Maturing May 8, 2017	4,065	4,087,486
LPL Holdings, Inc.
Term Loan, 2.75%, Maturing March 29, 2017	2,123	2,063,854
Term Loan, 4.00%, Maturing March 29, 2019	8,579	8,546,331
Mercury Payment Systems Canada, LLC
Term Loan, 5.50%, Maturing July 3, 2017	1,906	1,915,279
MIP Delaware, LLC
Term Loan, 5.50%, Maturing July 12, 2018	2,225	2,236,599
Nuveen Investments, Inc.
Term Loan, 5.96%, Maturing May 12, 2017	20,508	20,419,927
Term Loan, 5.95%, Maturing May 13, 2017	6,004	5,991,953
Term Loan, 7.25%, Maturing May 13, 2017	1,400	1,411,375
Oz Management LP
Term Loan, 1.75%, Maturing November 15, 2016	3,491	3,018,410
RJO Holdings Corp.
Term Loan, 6.25%, Maturing December 10, 2015(5)	23	18,533
Term Loan, 7.00%, Maturing December 10, 2015(5)	716	562,828
RPI Finance Trust
Term Loan, 4.00%, Maturing May 9, 2018	7,759	7,768,718
Term Loan, 4.00%, Maturing November 9, 2018	6,087	6,089,830

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Springleaf Financial Funding Company
Term Loan, 5.50%, Maturing May 10, 2017	2,000	$1,910,834
Vantiv, LLC
Term Loan, 3.75%, Maturing March 27, 2019	1,247	1,249,472

		$125,025,605

Food Products — 4.6%
American Seafoods Group LLC
Term Loan, 4.25%, Maturing March 16, 2018	1,583	$1,547,164
Clearwater Seafoods Limited Partnership
Term Loan, 6.75%, Maturing June 6, 2018	4,025	4,022,484
Dean Foods Company
Term Loan, 1.63%, Maturing April 2, 2014	8,745	8,662,793
Del Monte Foods Company
Term Loan, 4.50%, Maturing March 8, 2018	26,284	25,889,173
Dole Food Company Inc.
Term Loan, 5.04%, Maturing July 6, 2018	2,841	2,848,866
Hearthside Food Solutions, LLC
Term Loan, 6.50%, Maturing June 5, 2018	4,475	4,486,188
High Liner Foods Incorporated
Term Loan, 7.00%, Maturing December 19, 2017	3,462	3,471,007
JBS USA Holdings Inc.
Term Loan, 4.25%, Maturing May 25, 2018	9,335	9,241,578
Michael Foods Group, Inc.
Term Loan, 4.25%, Maturing February 23, 2018	3,009	3,010,101
NBTY, Inc.
Term Loan, 4.25%, Maturing October 2, 2017	26,809	26,851,327
Pierre Foods, Inc.
Term Loan, 7.00%, Maturing September 30, 2016	2,677	2,692,790
Pinnacle Foods Finance LLC
Term Loan, 2.75%, Maturing April 2, 2014	10,135	10,122,114
Term Loan, 4.75%, Maturing October 17, 2018	5,262	5,260,497
Solvest Ltd.
Term Loan, 5.02%, Maturing July 6, 2018	5,084	5,097,980
Windsor Quality Food Company Ltd.
Term Loan, 5.00%, Maturing February 16, 2017	4,987	4,887,200

		$118,091,262

Food Service — 5.4%
Aramark Corporation
Term Loan, 3.50%, Maturing July 26, 2016	20,997	$20,949,564
Term Loan, 3.50%, Maturing July 26, 2016	441	440,381
Term Loan, 3.50%, Maturing July 26, 2016	888	885,620
Term Loan, 3.65%, Maturing July 26, 2016	5,581	5,568,418
Brasa Holdings, Inc.
Term Loan, 7.50%, Maturing July 19, 2019	1,775	1,739,500
Burger King Corporation
Term Loan, 4.50%, Maturing October 19, 2016	22,301	22,373,406
DineEquity, Inc.
Term Loan, 4.27%, Maturing October 19, 2017	6,427	6,447,908
Dunkin’ Brands, Inc.
Term Loan, 4.00%, Maturing November 23, 2017	20,587	20,515,350
Landry’s, Inc.
Term Loan, 6.50%, Maturing April 24, 2018	6,160	6,187,767
NPC International, Inc.
Term Loan, 5.25%, Maturing December 28, 2018	1,771	1,786,055

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
OSI Restaurant Partners, LLC
Term Loan, 2.50%, Maturing June 14, 2013		1,746	$1,730,286
Term Loan, 2.56%, Maturing June 14, 2014		18,144	17,975,883
P.F. Chang’s China Bistro Inc.
Term Loan, 6.25%, Maturing July 2, 2019		1,675	1,687,562
Sagittarius Restaurants, LLC
Term Loan, 7.51%, Maturing May 18, 2015		945	944,131
U.S. Foodservice, Inc.
Term Loan, 2.75%, Maturing July 3, 2014		2,432	2,359,900
US Foods, Inc.
Term Loan, 5.75%, Maturing March 31, 2017		7,181	6,878,103
Weight Watchers International, Inc.
Term Loan, 3.75%, Maturing March 15, 2019		13,192	13,182,268
Wendy’s International, Inc.
Term Loan, 4.75%, Maturing May 15, 2019		9,275	9,293,355

			$140,945,457

Food/Drug Retailers — 4.3%
Alliance Boots Holdings Limited
Term Loan, 3.11%, Maturing July 9, 2015	EUR	1,749	$2,062,057
Term Loan, 3.54%, Maturing July 9, 2015	GBP	19,700	29,183,592
General Nutrition Centers, Inc.
Term Loan, 4.25%, Maturing March 2, 2018		21,666	21,679,574
Iceland Foods Group Limited
Term Loan, 5.16%, Maturing April 12, 2019	EUR	2,725	3,389,627
Rite Aid Corporation
Term Loan, 2.00%, Maturing June 4, 2014		24,065	23,637,852
Term Loan, 4.50%, Maturing March 2, 2018		11,853	11,734,242
Sprouts Farmers Markets Holdings, LLC
Term Loan, 6.00%, Maturing April 18, 2018		1,496	1,488,731
Term Loan, 6.00%, Maturing April 18, 2018		6,750	6,716,175
Supervalu Inc.
Term Loan, 5.00%, Maturing April 28, 2018		11,803	11,759,635

			$111,651,485

Health Care — 14.8%
Alere, Inc.
Term Loan, 4.75%, Maturing June 30, 2017		1,247	$1,244,278
Term Loan, 4.75%, Maturing June 30, 2017		1,517	1,516,902
Term Loan, 4.75%, Maturing June 30, 2017		13,880	13,875,956
Alliance Healthcare Services, Inc.
Term Loan, 7.25%, Maturing June 1, 2016		3,475	3,249,448
Ardent Medical Services, Inc.
Term Loan, 6.50%, Maturing September 15, 2015		4,573	4,584,608
Aveta, Inc.
Term Loan, 8.50%, Maturing April 4, 2017		4,342	4,345,648
Term Loan, 8.50%, Maturing April 4, 2017		4,342	4,345,648
Biomet Inc.
Term Loan, 3.37%, Maturing March 25, 2015		17,221	17,197,907
BSN Medical Acquisition Holding GmbH
Term Loan, Maturing July 27, 2019(2)		2,275	2,290,167
Catalent Pharma Solutions Inc.
Term Loan, 4.25%, Maturing September 15, 2016		5,771	5,771,250
Term Loan, 5.25%, Maturing September 15, 2017		3,138	3,151,739
CDRL MS, Inc.
Term Loan, 6.75%, Maturing October 3, 2016		1,566	1,567,733

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Community Health Systems, Inc.
Term Loan, 2.58%, Maturing July 25, 2014	22,587	$22,544,536
Term Loan, 3.97%, Maturing January 25, 2017	9,792	9,745,070
ConMed Corporation
Term Loan, 1.75%, Maturing April 12, 2013	386	381,345
Convatec Inc.
Term Loan, 5.75%, Maturing December 22, 2016	1,476	1,477,589
CRC Health Corporation
Term Loan, 4.96%, Maturing November 16, 2015	7,597	7,122,364
DaVita, Inc.
Term Loan, 4.50%, Maturing October 20, 2016	6,543	6,569,409
DJO Finance LLC
Term Loan, 5.25%, Maturing November 1, 2016	6,243	6,225,417
Term Loan, 6.25%, Maturing September 15, 2017	4,589	4,608,575
Drumm Investors LLC
Term Loan, 5.00%, Maturing May 4, 2018	9,438	9,113,982
Emdeon, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	2,519	2,528,921
Emergency Medical Services Corporation
Term Loan, 5.25%, Maturing May 25, 2018	19,914	19,946,387
Fresenius US Finance I Inc.
Term Loan, 3.50%, Maturing September 10, 2014	353	352,504
Term Loan, 3.50%, Maturing September 10, 2014	617	617,483
Grifols Inc.
Term Loan, 4.50%, Maturing June 1, 2017	13,617	13,628,493
Hanger Orthopedic Group, Inc.
Term Loan, 4.00%, Maturing December 1, 2016	3,407	3,398,860
HCA, Inc.
Term Loan, 3.71%, Maturing March 31, 2017	20,311	20,051,026
Term Loan, 3.50%, Maturing May 1, 2018	13,788	13,605,167
Health Management Associates, Inc.
Term Loan, 4.50%, Maturing November 16, 2018	18,352	18,383,400
Hologic, Inc.
Term Loan, Maturing July 19, 2019(2)	7,375	7,428,779
Iasis Healthcare LLC
Term Loan, 5.00%, Maturing May 3, 2018	2,854	2,852,059
Immucor, Inc.
Term Loan, 7.25%, Maturing August 17, 2018	4,953	4,986,699
inVentiv Health, Inc.
Term Loan, 6.50%, Maturing August 4, 2016	12,692	11,919,021
Term Loan, 6.75%, Maturing May 15, 2018	3,539	3,322,471
Kindred Healthcare, Inc.
Term Loan, 5.25%, Maturing June 1, 2018	6,509	6,275,781
Kinetic Concepts, Inc.
Term Loan, 7.00%, Maturing May 4, 2018	14,434	14,664,674
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	2,200	2,211,000
MedAssets, Inc.
Term Loan, 5.25%, Maturing November 16, 2016	3,944	3,970,646
Medpace, Inc.
Term Loan, 6.50%, Maturing June 16, 2017	2,441	2,343,745
Multiplan, Inc.
Term Loan, 4.75%, Maturing August 26, 2017	14,193	14,169,779
MX USA, Inc.
Term Loan, 6.50%, Maturing April 28, 2017	4,688	4,664,809

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing February 25, 2017		6,777	$6,569,805
Pharmaceutical Product Development, Inc.
Term Loan, 6.25%, Maturing December 5, 2018		6,143	6,226,065
Physiotherapy Associates Holdings, Inc.
Term Loan, 6.00%, Maturing April 30, 2018		900	898,875
Radnet Management, Inc.
Term Loan, 5.75%, Maturing April 6, 2016		7,504	7,466,786
Select Medical Corporation
Term Loan, 5.50%, Maturing June 1, 2018		11,605	11,427,741
Sheridan Holdings, Inc.
Term Loan, 6.00%, Maturing June 29, 2018		2,300	2,300,720
Sunrise Medical Holdings B.V.
Term Loan, 6.75%, Maturing May 13, 2014	EUR	946	1,125,626
Thomson Reuters (Healthcare) Inc.
Term Loan, 6.75%, Maturing June 6, 2019		10,000	10,043,750
TriZetto Group, Inc. (The)
Term Loan, 4.75%, Maturing May 2, 2018		8,736	8,512,008
Universal Health Services, Inc.
Term Loan, 3.75%, Maturing November 15, 2016		2,949	2,953,437
Valeant Pharmaceuticals International, Inc.
Term Loan, 4.75%, Maturing February 13, 2019		1,150	1,154,888
Term Loan, 4.75%, Maturing February 13, 2019		2,594	2,602,168
Term Loan, Maturing February 13, 2019(2)		2,000	2,007,500
Vanguard Health Holding Co II, LLC
Term Loan, 5.00%, Maturing January 29, 2016		4,715	4,707,985
VWR Funding, Inc.
Term Loan, 2.66%, Maturing June 27, 2014	EUR	1,237	1,515,569
Term Loan, 2.75%, Maturing June 30, 2014		9,703	9,690,903
Term Loan, 4.50%, Maturing April 3, 2017		877	879,328
Term Loan, 4.66%, Maturing April 3, 2017	EUR	1,237	1,514,301

			$383,848,730

Home Furnishings — 0.3%
Hunter Fan Company
Term Loan, 2.75%, Maturing April 16, 2014		1,077	$1,017,438
National Bedding Company LLC
Term Loan, 4.00%, Maturing November 28, 2013		3,845	3,849,697
Term Loan - Second Lien, 5.25%, Maturing February 28, 2014		1,300	1,293,500
Oreck Corporation
Term Loan - Second Lien, 3.97%, Maturing March 19, 2016(5)		237	212,914
Sofia III S.a.r.l.
Term Loan, 2.66%, Maturing June 24, 2016	EUR	2,243	2,438,609

			$8,812,158

Industrial Equipment — 2.5%
Colfax Corporation
Term Loan, 4.50%, Maturing January 11, 2019		11,662	$11,694,389
Excelitas Technologies Corp.
Term Loan, 4.75%, Maturing November 23, 2016		4,957	4,808,664
Generac Power Systems, Inc.
Term Loan, 6.25%, Maturing May 30, 2018		5,575	5,616,813
Grede LLC
Term Loan, 7.00%, Maturing April 3, 2017		6,450	6,458,063

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Husky Injection Molding Systems Ltd
Term Loan, 6.50%, Maturing June 29, 2018		12,027	$12,101,889
Kinetek Acquistions Corporation
Term Loan, 2.72%, Maturing November 11, 2013		776	772,604
Term Loan, 2.75%, Maturing November 11, 2013		79	78,360
Kion Group GMBH
Term Loan, 2.25%, Maturing December 23, 2014(6)		1,814	1,656,818
Term Loan, 4.24%, Maturing December 23, 2014(6)	EUR	1,304	1,468,108
Term Loan, 2.84%, Maturing December 23, 2015(6)		1,814	1,656,817
Term Loan, 4.15%, Maturing December 29, 2015(6)	EUR	1,285	1,446,333
Manitowoc Company, Inc. (The)
Term Loan, 4.25%, Maturing November 13, 2017		1,639	1,636,176
Schaeffler AG
Term Loan, 6.00%, Maturing January 27, 2017		2,175	2,185,210
Tank Intermediate Holding Corp.
Term Loan, 7.75%, Maturing June 28, 2019		4,000	3,950,000
Terex Corporation
Term Loan, 5.50%, Maturing April 28, 2017		7,183	7,250,366
Unifrax Corporation
Term Loan, 6.50%, Maturing November 28, 2018		1,494	1,511,485

			$64,292,095

Insurance — 4.1%
Alliant Holdings I, Inc.
Revolving Loan, 0.50%, Maturing August 21, 2013(3)		5,000	$4,662,500
Term Loan, 3.46%, Maturing August 21, 2014		933	934,462
Term Loan, 6.75%, Maturing August 21, 2014		1,908	1,926,849
AmWINS Group, Inc.
Term Loan, 5.75%, Maturing June 6, 2019		7,250	7,250,000
Term Loan - Second Lien, 9.25%, Maturing December 6, 2019		12,275	12,213,625
Applied Systems, Inc
Term Loan, 5.50%, Maturing December 8, 2016		2,219	2,213,889
Term Loan, 5.50%, Maturing December 8, 2016		2,969	2,967,883
Asurion LLC
Term Loan, 5.50%, Maturing May 24, 2018		33,283	33,250,150
Term Loan - Second Lien, 9.00%, Maturing May 24, 2019		3,645	3,781,588
CCC Information Services, Inc.
Term Loan, 5.50%, Maturing November 11, 2015		3,031	3,035,007
CNO Financial Group, Inc.
Term Loan, 6.25%, Maturing September 30, 2016		6,257	6,287,982
Hub International Limited
Term Loan, 4.75%, Maturing June 13, 2017		14,547	14,559,413
Term Loan, 6.75%, Maturing December 13, 2017		1,313	1,322,259
Sedgwick CMS Holdings, Inc.
Term Loan, 5.00%, Maturing December 30, 2016		991	988,292
USI Holdings Corporation
Term Loan, 2.75%, Maturing May 5, 2014		10,081	9,976,611

			$105,370,510

Leisure Goods/Activities/Movies — 4.9%
Alpha D2 Limited
Term Loan, 5.75%, Maturing April 28, 2017		6,309	$6,315,427
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing December 15, 2016		4,857	4,851,692
Term Loan, 4.25%, Maturing February 22, 2018		4,582	4,572,823

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
AMC Networks Inc.
Term Loan, 4.00%, Maturing December 31, 2018		6,429	$6,411,543
Bombardier Recreational Products, Inc.
Term Loan, 4.60%, Maturing June 28, 2016		12,538	12,520,103
Bright Horizons Family Solutions, Inc.
Term Loan, 5.25%, Maturing May 23, 2017		6,234	6,249,961
Cedar Fair, L.P.
Term Loan, 4.00%, Maturing December 15, 2017		6,444	6,459,093
Cinemark USA, Inc.
Term Loan, 3.54%, Maturing April 29, 2016		4,832	4,840,913
Clubcorp Club Operations, Inc.
Term Loan, 6.00%, Maturing November 30, 2016		3,848	3,864,350
Dave & Buster’s, Inc.
Term Loan, 5.50%, Maturing June 1, 2016		1,126	1,127,312
Fender Musical Instruments Corporation
Term Loan, 2.50%, Maturing June 9, 2014		254	249,129
Term Loan, 2.50%, Maturing June 9, 2014		502	493,051
Kasima, LLC
Term Loan, 4.22%, Maturing March 10, 2015		3,820	3,834,551
Term Loan, 5.00%, Maturing March 31, 2017		2,963	2,973,609
Live Nation Entertainment, Inc.
Term Loan, 4.50%, Maturing November 7, 2016		9,205	9,164,650
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 4.50%, Maturing July 21, 2017		4,224	4,210,655
Regal Cinemas, Inc.
Term Loan, 3.29%, Maturing August 23, 2017		6,178	6,154,267
Revolution Studios Distribution Company, LLC
Term Loan, 4.00%, Maturing December 21, 2014(5)		2,725	2,183,978
Term Loan - Second Lien, 7.25%, Maturing June 21, 2015(5)		2,825	1,203,732
SeaWorld Parks & Entertainment, Inc.
Term Loan, 4.00%, Maturing August 17, 2017		19,065	19,047,150
Six Flags Theme Parks, Inc.
Term Loan, 4.25%, Maturing December 20, 2018		7,075	7,071,130
Town Sports International Inc.
Term Loan, 7.00%, Maturing May 11, 2018		3,681	3,722,109
Zuffa LLC
Term Loan, 2.25%, Maturing June 19, 2015		2,903	2,818,552
Term Loan, 9.25%, Maturing June 19, 2015		5,985	6,014,686

			$126,354,466

Lodging and Casinos — 2.1%
Affinity Gaming, LLC
Term Loan, 5.50%, Maturing November 9, 2017		2,594	$2,598,363
Ameristar Casinos, Inc.
Term Loan, 4.00%, Maturing April 16, 2018		5,799	5,823,532
Caesars Entertainment Operating Company
Term Loan, 9.50%, Maturing October 31, 2016		975	986,822
Term Loan, 5.50%, Maturing January 26, 2018		16,362	14,457,245
Gala Group LTD
Term Loan, 5.58%, Maturing May 30, 2018	GBP	9,725	13,951,320
Isle of Capri Casinos, Inc.
Term Loan, 4.75%, Maturing November 1, 2013		2,395	2,405,164
Las Vegas Sands LLC
Term Loan, 2.84%, Maturing November 23, 2016		1,549	1,508,295
Term Loan, 2.84%, Maturing November 23, 2016		6,133	6,040,590

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
LodgeNet Entertainment Corporation
Term Loan, 6.50%, Maturing April 4, 2014	873	$582,898
Pinnacle Entertainment, Inc.
Term Loan, 4.00%, Maturing March 19, 2019	4,514	4,517,921
Tropicana Entertainment Inc.
Term Loan, 7.50%, Maturing March 16, 2018	399	400,995

		$53,273,145

Nonferrous Metals/Minerals — 1.7%
Arch Coal Inc
Term Loan, 5.75%, Maturing May 16, 2018	13,525	$13,360,171
Fairmount Minerals LTD
Term Loan, 5.25%, Maturing March 15, 2017	16,134	16,065,679
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 24, 2019	4,663	4,689,544
Novelis, Inc.
Term Loan, 4.00%, Maturing March 10, 2017	1,762	1,752,218
Term Loan, 4.00%, Maturing March 10, 2017	3,731	3,710,574
Oxbow Carbon and Mineral Holdings LLC
Term Loan, 3.85%, Maturing May 8, 2016	3,207	3,214,928

		$42,793,114

Oil and Gas — 3.3%
Buffalo Gulf Coast Terminals LLC
Term Loan, 7.50%, Maturing October 31, 2017	6,501	$6,541,631
Citgo Petroleum Corporation
Term Loan, 8.00%, Maturing June 24, 2015	435	439,983
Term Loan, 9.00%, Maturing June 23, 2017	5,831	5,907,532
Crestwood Holdings LLC
Term Loan, 9.75%, Maturing March 26, 2018	5,525	5,598,665
Energy Transfer Equity, L.P.
Term Loan, 3.75%, Maturing March 24, 2017	19,100	18,861,250
Frac Tech International LLC
Term Loan, 6.25%, Maturing May 6, 2016	12,108	10,504,077
Gibson Energy ULC
Term Loan, 4.75%, Maturing June 15, 2018	8,504	8,556,836
MEG Energy Corp.
Term Loan, 4.00%, Maturing March 16, 2018	3,176	3,186,322
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	13,096	13,161,178
Sheridan Production Partners I, LLC
Term Loan, 6.50%, Maturing April 20, 2017	248	250,489
Term Loan, 6.50%, Maturing April 20, 2017	406	410,096
Term Loan, 6.50%, Maturing April 20, 2017	3,065	3,094,874
Tervita Corporation
Term Loan, 6.50%, Maturing October 17, 2014	1,418	1,427,918
Term Loan, 3.25%, Maturing November 14, 2014	63	61,957
Term Loan, 3.25%, Maturing November 14, 2014	6,412	6,295,919

		$84,298,727

Publishing — 4.3%
Ascend Learning, Inc.
Term Loan, 5.75%, Maturing May 23, 2017	10,050	$9,917,780

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Aster Zweite Beteiligungs GmbH
Term Loan, 5.97%, Maturing December 31, 2014	2,251	$2,108,250
Term Loan, 5.97%, Maturing December 31, 2014	3,440	3,221,474
Term Loan, 5.97%, Maturing December 31, 2014	3,518	3,294,773
Term Loan, 8.22%, Maturing June 30, 2016	1,290	1,064,332
Black Press US Partnership
Term Loan, 2.47%, Maturing August 2, 2013	410	377,278
Term Loan, 2.47%, Maturing August 2, 2013	675	621,399
Cengage Learning Acquisitions, Inc.
Term Loan, 2.50%, Maturing July 3, 2014	5,899	5,418,236
Endurance International Group, Inc. (The)
Term Loan - Second Lien, 11.00%, Maturing October 20, 2018	1,125	1,130,625
GateHouse Media Operating, Inc.
Term Loan, 2.25%, Maturing August 28, 2014	2,030	668,902
Term Loan, 2.25%, Maturing August 28, 2014	4,764	1,569,469
Term Loan, 2.50%, Maturing August 28, 2014	4,160	1,370,596
Getty Images, Inc.
Term Loan, 4.00%, Maturing November 2, 2015	1,474	1,478,398
Term Loan, 5.25%, Maturing November 7, 2016	4,618	4,638,788
Instant Web, Inc.
Term Loan, 3.62%, Maturing August 7, 2014	401	320,021
Term Loan, 3.62%, Maturing August 7, 2014	3,849	3,069,945
Interactive Data Corp
Term Loan, 4.50%, Maturing February 12, 2018	11,927	11,944,458
Laureate Education, Inc.
Term Loan, 3.46%, Maturing August 17, 2014	452	437,989
Term Loan, 3.46%, Maturing August 17, 2014	4,499	4,358,190
Term Loan, 5.25%, Maturing August 15, 2018	22,192	21,360,122
Medianews Group
Term Loan, 8.50%, Maturing March 19, 2014	665	645,263
Merrill Communications, LLC
Term Loan, 7.75%, Maturing December 24, 2012	5,366	5,137,976
Nelson Education Ltd.
Term Loan, 2.96%, Maturing July 3, 2014	1,433	1,228,658
Newspaper Holdings Inc.
Term Loan, 2.00%, Maturing July 24, 2014	7,446	6,692,743
Nielsen Finance LLC
Term Loan, 3.50%, Maturing May 2, 2016	13,012	13,016,216
Term Loan, 4.00%, Maturing May 2, 2016	3,116	3,119,100
Penton Media, Inc.
Term Loan, 5.00%, Maturing August 1, 2014(6)	1,747	1,312,665
Source Interlink Companies, Inc.
Term Loan, 15.00%, Maturing March 18, 2014(5)(6)	720	432,105
Term Loan - Second Lien, 10.75%, Maturing June 18, 2013	888	852,943
Star Tribune Company (The)
Term Loan, 8.00%, Maturing September 28, 2014	125	115,676
Term Loan, 8.00%, Maturing September 29, 2014	167	154,235

		$111,078,605

Radio and Television — 3.6%
Clear Channel Communications, Inc.
Term Loan, 3.90%, Maturing January 28, 2016	5,413	$4,100,698
Cumulus Media, Inc.
Term Loan, 5.75%, Maturing September 17, 2018	25,748	25,922,000

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
Entercom Radio, LLC
Term Loan, 6.25%, Maturing November 23, 2018		5,263	$5,285,386
Foxco Acquisition Sub, LLC
Term Loan, 4.75%, Maturing July 14, 2015		2,683	2,686,494
Gray Television, Inc.
Term Loan, 3.75%, Maturing December 31, 2014		1,392	1,382,233
Hubbard Radio, LLC
Term Loan, 5.25%, Maturing April 28, 2017		2,257	2,273,852
LIN Television Corp.
Term Loan, 5.00%, Maturing December 21, 2018		1,542	1,553,817
Local TV Finance, LLC
Term Loan, 4.25%, Maturing May 7, 2015		1,712	1,693,476
Mission Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		1,213	1,213,485
Nexstar Broadcasting, Inc.
Term Loan, 5.00%, Maturing September 30, 2016		3,379	3,379,270
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		3,932	3,892,471
Raycom TV Broadcasting, Inc.
Term Loan, 4.50%, Maturing May 31, 2017		2,525	2,511,878
Sinclair Television Group Inc.
Term Loan, 4.00%, Maturing October 28, 2016		1,922	1,927,945
Tyrol Acquisitions 2 SAS
Term Loan, 4.16%, Maturing January 29, 2016	EUR	1,009	1,069,185
Term Loan, 4.16%, Maturing January 29, 2016	EUR	1,009	1,069,185
Univision Communications Inc.
Term Loan, 2.25%, Maturing September 29, 2014		2,962	2,912,219
Term Loan, 4.50%, Maturing March 31, 2017		25,827	24,815,883
Weather Channel
Term Loan, 4.25%, Maturing February 13, 2017		5,035	5,054,016

			$92,743,493

Rail Industries — 0.1%
RailAmerica, Inc.
Term Loan, 4.00%, Maturing March 1, 2019		2,070	$2,074,987

			$2,074,987

Retailers (Except Food and Drug) — 4.7%
99 Cents Only Stores
Term Loan, 5.25%, Maturing January 11, 2019		12,787	$12,844,413
Evergreen Acqco 1 LP
Term Loan, 6.25%, Maturing July 9, 2019		2,650	2,676,500
FTD, Inc.
Term Loan, 4.75%, Maturing June 11, 2018		4,412	4,389,814
Harbor Freight Tools USA, Inc.
Term Loan, 5.50%, Maturing November 14, 2017		3,125	3,136,719
J Crew Group, Inc.
Term Loan, 4.75%, Maturing March 7, 2018		15,805	15,659,050
Jo-Ann Stores, Inc.
Term Loan, 4.75%, Maturing March 16, 2018		13,045	12,959,507
Michaels Stores, Inc.
Term Loan, 5.00%, Maturing July 29, 2016		5,719	5,751,127
Term Loan, 5.00%, Maturing July 29, 2016		9,500	9,553,438

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value
National Vision, Inc.
Term Loan, Maturing August 10, 2018(2)		3,150	$3,102,750
Neiman Marcus Group, Inc. (The)
Term Loan, 4.75%, Maturing May 16, 2018		17,775	17,677,433
Petco Animal Supplies, Inc.
Term Loan, 4.50%, Maturing November 24, 2017		9,291	9,293,218
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing March 30, 2018		3,133	3,128,729
ServiceMaster Company
Term Loan, 2.75%, Maturing July 24, 2014		712	709,358
Term Loan, 2.80%, Maturing July 24, 2014		10,095	10,052,590
Visant Holding Corp.
Term Loan, 5.25%, Maturing December 22, 2016		3,414	3,327,249
Vivarte SA
Term Loan, 3.07%, Maturing March 9, 2015	EUR	2,640	2,617,274
Term Loan, 3.57%, Maturing March 8, 2016	EUR	2,640	2,617,274
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	22	18,315
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	154	128,202
Term Loan - Second Lien, 4.57%, Maturing September 8, 2016	EUR	1,582	1,318,652

			$120,961,612

Steel — 0.6%
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 3, 2017		4,754	$4,765,699
SunCoke Energy, Inc.
Term Loan, 4.00%, Maturing July 26, 2018		5,701	5,693,767
Waupaca Foundry, Inc.
Term Loan, 8.50%, Maturing June 29, 2017		2,575	2,597,531
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		2,525	2,531,312

			$15,588,309

Surface Transport — 1.1%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 9, 2018		7,100	$6,816,000
Term Loan, 3.75%, Maturing March 9, 2018		16,492	16,391,875
Swift Transportation Co. Inc.
Term Loan, 5.00%, Maturing December 21, 2017		4,794	4,832,810

			$28,040,685

Telecommunications — 5.4%
Alaska Communications Systems Holdings, Inc.
Term Loan, 5.50%, Maturing October 21, 2016		3,965	$3,617,720
Cellular South, Inc.
Term Loan, 4.50%, Maturing July 27, 2017		2,475	2,462,625
Crown Castle International Corporation
Term Loan, 4.00%, Maturing January 31, 2019		4,925	4,922,172
Intelsat Jackson Holdings S.A.
Term Loan, 5.25%, Maturing April 2, 2018		38,235	38,342,308
IPC Systems, Inc.
Term Loan, 2.50%, Maturing May 31, 2014		1,206	1,177,856
Term Loan, 3.15%, Maturing May 31, 2014	GBP	200	306,326
Macquarie UK Broadcast Limited
Term Loan, 3.06%, Maturing December 1, 2014	GBP	2,508	3,588,384
MetroPCS Wireless, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		29,831	29,703,878

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Midcontinent Communications
Term Loan, 4.00%, Maturing December 30, 2016	1,944	$1,935,548
NTELOS Inc.
Term Loan, 4.00%, Maturing August 7, 2015	7,009	7,000,121
Oberthur Technologies Holding SAS
Term Loan, 6.25%, Maturing March 30, 2019	1,525	1,494,500
SBA Finance
Term Loan, 3.75%, Maturing June 29, 2018	2,723	2,720,798
Syniverse Holdings, Inc.
Term Loan, 5.00%, Maturing April 23, 2019	12,475	12,459,406
Telesat LLC
Term Loan, 4.25%, Maturing March 28, 2019	26,775	26,717,621
TowerCo Finance LLC
Term Loan, 4.50%, Maturing February 2, 2017	3,086	3,097,510

		$139,546,773

Utilities — 2.1%
AES Corporation
Term Loan, 4.25%, Maturing June 1, 2018	6,392	$6,412,705
BRSP, LLC
Term Loan, 7.50%, Maturing June 4, 2014	1,128	1,132,350
Calpine Corporation
Term Loan, 4.50%, Maturing April 2, 2018	4,243	4,264,689
Term Loan, 4.50%, Maturing April 2, 2018	7,159	7,194,076
Covanta Energy Corporation
Term Loan, 4.00%, Maturing March 28, 2019	1,072	1,072,760
Dynegy Midwest Generation LLC
Term Loan, 9.25%, Maturing August 4, 2016	1,489	1,530,157
Dynegy Power, LLC
Term Loan, 9.25%, Maturing August 4, 2016	2,754	2,865,647
Invenergy LLC
Term Loan, 9.00%, Maturing November 21, 2017	1,940	1,939,826
LS Power Funding Corp.
Term Loan, 5.50%, Maturing June 28, 2019	4,500	4,488,750
NRG Energy, Inc.
Term Loan, 4.00%, Maturing July 2, 2018	8,988	9,019,592
Texas Competitive Electric Holdings Company, LLC
Term Loan, 4.75%, Maturing October 10, 2017	20,673	13,205,158

		$53,125,710

Total Senior Floating-Rate Interests (identified cost $3,162,802,977)		$3,140,563,000

Corporate Bonds & Notes — 2.2%

Security	Principal Amount* (000’s omitted)	Value
Building and Development — 0.0%(4)
Calcipar SA, Sr. Notes
6.875%, 5/1/18(7)	1,000	$987,500

		$987,500

Chemicals and Plastics — 0.6%
Hexion US Finance Corp., Sr. Notes
6.625%, 4/15/20	2,000	$2,055,000

Security		Principal Amount* (000’s omitted)	Value
Ineos Finance PLC, Sr. Notes
7.25%, 2/15/19(7)	EUR	3,000	$3,654,287
7.50%, 5/1/20(7)		2,375	2,422,500
8.375%, 2/15/19(7)		3,800	3,947,250
Polymer Group, Inc., Sr. Notes
7.75%, 2/1/19(7)		2,500	2,700,000

			$14,779,037

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Product Holdings, Inc., Jr. Notes
18.00%, 3/31/15(5)(6)(7)		92	$78,037

			$78,037

Equipment Leasing — 0.1%
International Lease Finance Corp., Sr. Notes
6.75%, 9/1/16(7)		750	$826,875
7.125%, 9/1/18(7)		750	852,188

			$1,679,063

Financial Intermediaries — 0.1%
First Data Corp., Sr. Notes
7.375%, 6/15/19(7)		2,500	$2,621,875

			$2,621,875

Home Furnishings — 0.1%
Libbey Glass, Inc., Sr. Notes
6.875%, 5/15/20(7)		2,250	$2,385,000

			$2,385,000

Leisure Goods/Activities/Movies — 0.3%
NAI Entertainment Holdings, LLC, Sr. Notes
8.25%, 12/15/17(7)		2,250	$2,514,375
National CineMedia, LLC, Sr. Notes
6.00%, 4/15/22(7)		4,200	4,368,000

			$6,882,375

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc., Sr. Notes
8.50%, 2/15/20(7)		5,550	$5,584,687

			$5,584,687

Telecommunications — 0.1%
Hughes Satellite Systems Corp., Sr. Notes
6.50%, 6/15/19		2,000	$2,160,000

			$2,160,000

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.7%
Calpine Corp., Sr. Notes
7.50%, 2/15/21(7)	9,025	$10,085,437
7.875%, 1/15/23(7)	7,875	8,997,188

		$19,082,625

Total Corporate Bonds & Notes (identified cost $52,909,061)		$56,240,199

Asset-Backed Securities — 0.0%(4)

Security	Principal Amount (000’s omitted)	Value
Carlyle High Yield Partners, Series 2004-6A, Class C, 2.917%, 8/11/16(7)(8)	$1,000	$946,011

Total Asset-Backed Securities (identified cost $1,000,000)		$946,011

Common Stocks — 0.9%

Security	Shares	Value
Automotive — 0.1%
Dayco Products, LLC(9)(10)	48,926	$1,663,484

		$1,663,484

Building and Development — 0.0%(4)
United Subcontractors, Inc.(5)(9)(10)	1,646	$66,916

		$66,916

Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc.(5)(10)(11)	1,242	$113,022

		$113,022

Financial Intermediaries — 0.0%(4)
RTS Investor Corp.(5)(9)(10)	250	$23,863

		$23,863

Food Service — 0.0%(4)
Buffets Restaurants Holdings Inc.(5)(9)(10)	115,505	$1,049,940

		$1,049,940

Home Furnishings — 0.0%(4)
Oreck Corp.(5)(9)(10)	4,230	$242,802
Sanitec Europe Oy B Units(5)(9)(10)	157,491	1,017,329
Sanitec Europe Oy E Units(5)(9)(10)	154,721	0

		$1,260,131

Investment Services — 0.0%
Safelite Realty Corp.(5)(10)(11)	20,048	$0

		$0

Leisure Goods/Activities/Movies — 0.2%
Metro-Goldwyn-Mayer Holdings, Inc.(5)(9)(10)	158,338	$4,829,309

		$4,829,309

Security	Shares	Value
Lodging and Casinos — 0.1%
Affinity Gaming, LLC(9)(10)	167,709	$1,900,693
Tropicana Entertainment, Inc.(5)(9)(10)	40,751	550,139

		$2,450,832

Publishing — 0.4%
Ion Media Networks, Inc.(5)(9)(10)	13,247	$9,780,922
MediaNews Group, Inc.(5)(9)(10)	66,239	1,422,149
Source Interlink Companies, Inc.(5)(9)(10)	2,290	13,442
Star Tribune Media Holdings Co.(9)(10)	6,089	168,970
SuperMedia, Inc.(9)(10)	16,600	38,180

		$11,423,663

Radio and Television — 0.1%
New Young Broadcasting Holding Co., Inc.(9)(10)	505	$1,533,938

		$1,533,938

Total Common Stocks (identified cost $14,225,507)		$24,415,098

Preferred Stocks — 0.0%(4)

Security	Shares	Value
Ecological Services and Equipment — 0.0%(4)
Environmental Systems Products Holdings, Inc., Series A(5)(10)(11)	284	$17,892

Total Preferred Stocks (identified cost $4,970)		$17,892

Warrants — 0.0%(4)

Security	Shares	Value
Radio and Television — 0.0%(4)
New Young Broadcasting Holding Co., Inc., Expires 12/24/24(9)(10)	5	$15,188

Total Warrants (identified cost $8,593)		$15,188

Short-Term Investments — 2.7%

Description	Interest/ Principal Amount (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(12)	$52,913	$52,913,099
State Street Bank and Trust Euro Time Deposit, 0.01%, 8/1/12	16,445	16,445,214

Total Short-Term Investments (identified cost $69,358,313)		$69,358,313

Total Investments — 127.3% (identified cost $3,300,309,421)		$3,291,555,701

Less Unfunded Loan Commitments — (0.2)%		$(6,358,926)

Value

Net Investments — 127.1% (identified cost $3,293,950,495)	$3,285,196,775

Other Assets, Less Liabilities — (27.1)%	$(699,903,428)

Net Assets — 100.0%	$2,585,293,347

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

EUR	-	Euro

GBP	-	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after July 31, 2012, at which time the interest rate will be determined.

(3)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(4)	Amount is less than 0.05%.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(7)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $52,971,210 or 2.0% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)	Restricted security.

(12)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $28,713.

A summary of open financial instruments at July 31, 2012 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Appreciation (Depreciation)
8/31/12	British Pound Sterling 15,583,656	United States Dollar 24,355,462	JPMorgan Chase Bank	$(76,966)
8/31/12	Euro 10,739,907	United States Dollar 13,413,714	Citibank NA	195,089
8/31/12	Euro 1,500,000	United States Dollar 1,842,827	Citibank NA	(3,366)
9/28/12	British Pound Sterling 7,611,588	United States Dollar 11,837,313	Goldman Sachs International	(96,159)
9/28/12	Euro 13,747,405	United States Dollar 17,143,358	HSBC Bank USA	216,948
10/31/12	British Pound Sterling 11,269,889	United States Dollar 17,718,801	HSBC Bank USA	49,655
10/31/12	Euro 17,944,683	United States Dollar 22,208,699	Deutsche Bank	104,339

				$389,540

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
Citibank NA	$	15,000	Receives	3-month USD-LIBOR-BBA	0.47%	6/24/14	$(168,835)
Citibank NA		15,000	Receives	3-month USD-LIBOR-BBA	0.47	6/24/16	(722,606)

							$(891,441)

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Foreign Exchange Risk: Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts. The Portfolio also enters into such contracts to hedge the currency risk of investments it anticipates purchasing.

Interest Rate Risk: Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swap contracts with respect to a portion of the bonds.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2012 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Forward Foreign Currency Exchange Contracts	$566,031	$(176,491)

		$566,031	$(176,491)

Interest Rate	Interest Rate Swaps	$—	$(891,441)

		$—	$(891,441)

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$3,294,301,999

Gross unrealized appreciation	$33,531,683
Gross unrealized depreciation	(42,636,907)

Net unrealized depreciation	$(9,105,224)

Restricted Securities

At July 31, 2012, the Portfolio owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Environmental Systems Products Holdings, Inc.	10/24/00	1,242	$0	$113,022
Safelite Realty Corp.	9/29/00 -11/10/00	20,048	0	0

Total Common Stocks			$0	$113,022

Preferred Stocks
Environmental Systems Products Holdings, Inc., Series A	10/25/07	284	$4,970	$17,892

Total Restricted Securities			$4,970	$130,914

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$3,129,531,170	$4,672,904	$3,134,204,074
Corporate Bonds & Notes	—	56,162,162	78,037	56,240,199
Asset-Backed Securities	—	946,011	—	946,011
Common Stocks	38,180	5,267,085	19,109,833	24,415,098
Preferred Stocks	—	—	17,892	17,892
Warrants	—	15,188	—	15,188
Short-Term Investments	—	69,358,313	—	69,358,313
Total Investments	$38,180	$3,261,279,929	$23,878,666	$3,285,196,775
Forward Foreign Currency Exchange Contracts	$—	$566,031	$—	$566,031
Total	$38,180	$3,261,845,960	$23,878,666	$3,285,762,806

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(176,491)	$—	$(176,491)
Interest Rate Swaps	—	(891,441)	—	(891,441)
Total	$—	$(1,067,932)	$—	$(1,067,932)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Senior Debt Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Scott H. Page
Scott H. Page
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012